Summary of Significant Accounting Policies (Details) - Schedule of impact from the adoption - CNY (¥) ¥ in Thousands	Jan. 01, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of impact from the adoption [Line Items]
Accounts receivable	¥ 674,735	¥ 682,171
Other receivable	61,483	61,570
Total assets	(3,433,320)	3,440,843
Retained earnings	¥ 1,471,971	1,479,494
Transition Adjustments [Member]
Summary of Significant Accounting Policies (Details) - Schedule of impact from the adoption [Line Items]
Accounts receivable		(7,436)
Other receivable		(87)
Total assets		(7,523)
Retained earnings		¥ (7,523)